Submission	Apr. 29, 2026
Submission [Line Items]
Central Index Key	0000350698
Registrant Name	AUTONATION, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A